ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3.           ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2020	2021	2022
Accounts receivable	1,012	1,211	1,060
Less: allowance for doubtful accounts	(361)	(433)	(402)
Accounts receivable, net	651	778	658

Movement of allowance for doubtful accounts was as follows:

	As of December 31,
	2020	2021	2022
Balance at beginning of the year	(216)	(361)	(433)
Adoption of ASC 326	(100)	—	—
(Addition) reverse	(39)	(81)	34
Foreign currency adjustment	(6)	9	(3)
Balance at end of the year	(361)	(433)	(402)

The following is an ageing analysis of Accounts receivable based on the date of delivery of goods/date of rendering of services which approximated the respective revenue recognition dates.

	As of December 31,
	2020	2021	2022
Trade debtors
0 – 30 days	225	281	249
31 – 60 days	88	95	86
61 – 90 days	12	21	10
91 – 180 days	126	209	161
181 days – 1 year	285	185	216
1 year – 2 years	182	254	180
Over 2 years	94	166	158

	1,012	1,211	1,060